Organization and Principal Activities - Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries (Details) - Variable Interest Entity, Not Primary Beneficiary [Member] - CNY (¥)
¥ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 4,493	¥ 25,616
Restricted cash		9,928	19,466
Accounts receivable, net		176,529	307,259
Prepayments and other current assets		81,239	113,290
Inventories		5,380	12,503
Total current assets		596,361	1,027,340
Property, plant and equipment, net		8,115	4,229
Right-of-use assets		785	183
Equity method investments, net		159,658	145,696
Long-term equity investment, net		2,000	3,000
Total non-current assets		170,558	153,108
Total assets		766,919	1,180,448
Accounts payable		98,175	319,606
Customers’ refundable fees		14,433	30,657
Current installments of long-term loans from a related party	[1]		1,147,000
Accrued expenses and other payables		69,174	75,630
Income tax payables		11	1,590
Lease liabilities		671	111
Total current liabilities		1,899,864	1,741,738
Non-current liabilities
Income tax payables		20,746	28,243
Lease liabilities		130	29
Total non-current liabilities		45,876	233,272
Total liabilities		1,945,740	1,975,010
Total revenue		295,144	265,658	¥ 239,879
Net (loss)/income		247,402	79,252	(43,722)
Net cash used in operating activities		(235,110)	(22,647)	(77,162)
Net cash (used in)/provided by investing activities		(36,480)	44,568	(8,355)
Net cash (used in)/provided by financing activities		240,929	(72,500)	(70,695)
Net decrease in cash, cash equivalents and restricted cash		(30,661)	(50,579)	(156,212)
Cash, cash equivalents and restricted cash at the beginning of the year		45,082	95,661	251,873
Cash, cash equivalents and restricted cash at the end of the year		14,421	45,082	¥ 95,661
Related Party [Member]
Variable Interest Entity [Line Items]
Amount due from related parties	[2]	318,792	549,206
Amounts due to related parties	[2]	1,717,400	167,144
Non-current liabilities
Long-term loans from a related party excluding current installments	[1]	¥ 25,000	¥ 205,000

[1]	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation.
[2]	Amounts due from and to related parties include the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.